Expense Example {- Fidelity® Massachusetts AMT Tax-Free Money Market Fund} - 01.31 Fidelity Massachusetts AMT Tax-Free Money Market Fund Institutional PRO-08 - Fidelity® Massachusetts AMT Tax-Free Money Market Fund - Fidelity Massachusetts AMT Tax-Free Money Market Fund-Institutional Class AMT
Apr. 01, 2021 USD ($)
Expense Example:
1 year	$ 20
3 years	64
5 years	113
10 years	$ 255